Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues, net of discounts	$ 224,092	$ 136,274	$ 633,037	$ 353,096	$ 521,533	$ 252,819	$ 102,817
Cost of goods sold	70,147	34,097	199,345	86,557	135,116	60,982	22,385
Gross profit	153,945	102,177	433,692	266,539	386,418	191,837	80,431
Expenses:
Sales and marketing	51,724	30,890	142,858	80,764	119,395	59,349	25,050
General and administrative	28,218	8,502	55,869	22,696	36,056	14,071	19,156
Depreciation and amortization	7,728	3,314	19,829	8,612	12,600	5,079	1,138
Total expenses	87,670	42,706	218,556	112,072	168,051	78,499	45,344
Income from operations	66,275	59,471	215,136	154,467	218,367	113,338	35,088
Other income (expense):
Interest expense, net	(6,145)	(5,352)	(20,693)	(16,566)	(20,237)	(9,050)	(2,103)
Other (expense) income, net	89	(10,756)	385	(10,827)	(40,680)	(607)	60
Total other expense	(6,056)	(16,108)	(20,308)	(27,393)	(60,917)	(9,658)	(2,044)
Income before provision for income taxes	60,219	43,363	194,828	127,074	157,450	103,680	33,044
Provision for income taxes	41,603	25,948	105,254	67,116	94,451	50,586	22,151
Net income and comprehensive income	$ 18,616	$ 17,415	$ 89,574	$ 59,958	$ 62,999	$ 53,094	$ 10,893
Basic net income per common share	$ 0.15	$ 0.16	$ 0.73	$ 0.54	$ 0.55	$ 0.48	$ 0.11
Diluted net income per common share	$ 0.14	$ 0.15	$ 0.68	$ 0.52	$ 0.53	$ 0.46	$ 0.11
Weighted average number of common shares used in computing net income per common share:
Basic	128,146,298	112,039,640	122,983,729	111,824,816	113,572,379	110,206,103	101,697,002
Diluted	136,909,266	117,949,224	130,927,083	115,998,704	118,325,724	115,317,942	103,201,127